REVENUE FROM CONTRACTS WITH CUSTOMERS - Net contract assets and liabilities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CAD ($)	May 23, 2025 CAD ($)	May 23, 2025 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease in contract asset	$ 66,705
Decrease in contract liability	22,828
Increase to cost of sales	28,600
Decrease through impairment, contract assets	129,000
Decrease through impairment, before income taxes, contract assets	171,090
Reduction to revenues	146,900
Increase to selling, general and administrative expenses	$ 24,190
Major purchases of assets [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receivables from contracts with customers		$ 194,000	$ 134,750